SYMMETRY PANORAMIC TRUST

Symmetry Panoramic Global Equity Fund
Symmetry Panoramic International Equity Fund
Symmetry Panoramic US Equity Fund
(collectively, the “Equity Funds”)

Supplement dated December 27, 2019 to the currently effective Summary Prospectuses and Statutory Prospectus, as may be supplemented, for the Equity Funds

This supplement provides new and additional information beyond that contained in the currently effective Summary Prospectuses and Statutory Prospectus listed above and should be read in conjunction with the Summary Prospectuses and Statutory Prospectus.

Effective December 31, 2019, Jacques Friedman will retire from AQR Capital Management, LLC (“AQR”) and will no longer serve as a portfolio manager of the Equity Funds, and Michelle L. Aghassi and Lars N. Nielsen will be added as portfolio managers of the Equity Funds.

Therefore, effective January 1, 2020, all references to Mr. Friedman in the summary prospectuses and statutory prospectus of Equity Funds are deleted in their entirety.

Additionally, effective January 1, 2020, the following changes apply to each Equity Fund’s summary prospectus and statutory prospectus:

●	The portfolio manager information for AQR under the subsection “Portfolio Managers” in the summary prospectus for each Equity Fund is hereby deleted in its entirety and replaced with the following:

The portion of the Fund’s portfolio managed by the Sub-Adviser is managed by a team that includes Michelle L. Aghassi, Pd.D., Andrea Frazzini, Ph.D., M.S., Ronen Israel, M.A., and Lars N. Nielsen, M.Sc., each a Principal of the Sub-Adviser. Dr. Frazzini and Mr. Israel have managed the Fund since its inception in 2018, and Dr. Aghassi and Mr. Nielsen have managed the Fund since January 2020.

●	The portfolio manager information for AQR under the subsection “Portfolio Managers” in the statutory prospectus is hereby deleted in its entirety and replaced with the following:

Portfolio Managers

Michelle L. Aghassi, Ph.D., is a Principal of AQR.
Dr. Aghassi joined the Adviser in 2005 and serves as a portfolio manager for the firm’s equity strategies. Dr. Aghassi earned a B.Sc. in applied mathematics from Brown University and a Ph.D. in operations research from the Massachusetts Institute of Technology.

Andrea Frazzini, Ph.D., M.S., is a Principal of AQR.
Dr. Frazzini joined AQR in 2008 and is the Head of its Global Stock Selection team. He earned a B.S. in economics from the University of Rome III, an M.S. in economics from the London School of Economics and a Ph.D. in economics from Yale University.

Ronen Israel, M.A., is a Principal of AQR.
Mr. Israel joined AQR in 1999 and is Co-Head of Portfolio Management, Research, Risk and Trading and a member of the firm’s Executive Committee. Mr. Israel earned a B.S. in economics and a B.A.S. in biomedical science from the University of Pennsylvania, and an M.A. in mathematics from Columbia University.

Lars N. Nielsen, M.Sc., is a Principal of AQR.
Mr. Nielsen joined AQR in 2000 and is Co-Head of Portfolio Management, Research, Risk and Trading and a member of the firm’s Executive Committee. Mr. Nielsen earned a B.Sc. and an M.Sc. in economics from the University of Copenhagen.

A discussion regarding the basis for the Board of Trustees’ approval of the investment sub-advisory agreement with respect to the Equity Funds is available in the Equity Funds’ most recent semi-annual or annual shareholder report.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

SYMMETRY PANORAMIC TRUST

Symmetry Panoramic Global Equity Fund

Symmetry Panoramic International Equity Fund

Symmetry Panoramic US Equity Fund

(collectively, the “Equity Funds”)

Supplement dated December 27, 2019 to the currently effective Statement of Additional Information (“SAI”) as may be supplemented, for the Equity Funds

This supplement provides new and additional information beyond that contained in the SAI listed above and should be read in conjunction with the SAI.

Effective December 31, 2019, Jacques Friedman will retire from AQR Capital Management, LLC (“AQR”) and will no longer serve as a portfolio manager of the Equity Funds, and Michelle L. Aghassi and Lars N. Nielsen will be added as portfolio managers of the Equity Funds.

Therefore, effective January 1, 2020, all references to Mr. Friedman in the SAI of Equity Funds are deleted in their entirety.

Additionally, effective January 1, 2020, the following changes apply to the Equity Funds’ SAI:

•	The following tables setting forth the other accounts for which the AQR portfolio managers were primarily responsible for the day-to-day portfolio management as of August 31, 2019 are hereby added to the section "Portfolio Managers” on pages 45 and 46 the SAI:

Michelle Aghassi

Account Type	Number of Accounts by Account Type	Total Assets By Account Type	Number of Accounts by Type Subject to a Performance Fee	Total assets By Account Type Subject to a Performance Fee
Registered Investment Companies	17	$11.1 billion	2	$0.20 billion
Other Pooled Investment Vehicles	16	$7.4 billion	13	$5.1 billion
Other Accounts	14	$4.6 billion	4	$1.6 billion

Lars Nielsen

Account Type	Number of Accounts by Account Type	Total Assets By Account Type	Number of Accounts by Type Subject to a Performance Fee	Total assets By Account Type Subject to a Performance Fee
Registered Investment Companies	28	$13.1 billion	0	$0
Other Pooled Investment Vehicles	61	$25.5 billion	55	$22.9 billion
Other Accounts	50	$25.0 billion	16	$7.4 billion

•	The table disclosing the beneficial ownership of shares of each AQR portfolio manager held in the Equity Funds on page 48 of the SAI is hereby deleted in its entirety and replaced with the following table:

Shares Beneficially Owned By	Fund(s)	Dollar Range of Shares Beneficially Owned by Portfolio Manager Because of Direct or Indirect Pecuniary Interest
Michelle Aghassi	None	None
Andrea Frazzini	None	None
Ronen Israel	None	None
Lars Nielsen	None	None

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.